Significant accounting policies - Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Weighted-average remaining lease term, finance lease (in years)	6 years 15 days
Right-of-use asset		$ 8,295
Lease liabilities (note 1(c))	$ 10,388	$ 8,295
Weighted-average discount rate, operating leases	4.34%
Weighted-average remaining lease term, operating lease (in years)	14 years 3 months 4 days
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Year 1	$ 1,840
Year 2	1,256
Year 3	669
Year 4	510
Year 5	491
Thereafter	4,752
Total	9,518
Finance Lease, Liability, Payment, Due [Abstract]
Year 1	537
Year 2	537
Year 3	537
Year 4	537
Year 5	537
Thereafter	$ 610
Minimum
Lessee, Lease, Description [Line Items]
Lease term, renewal period (in years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term, renewal period (in years)	5 years